INFORMATION BY BUSINESS SEGMENT - Non current Assets per segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NON-CURRENT
Intangible assets	R$ 76,625,705	R$ 78,173,273
Property, Plant and Equipment	39,659,177	36,854,056	R$ 35,805,422
TOTAL NON CURRENT ASSETS	227,595,007	225,420,228
Total
NON-CURRENT
Intangible assets	76,625,705	78,173,273
Contractual asset	53,567,662	56,683,696
Property, Plant and Equipment	39,659,176	36,854,056
TOTAL NON CURRENT ASSETS	169,852,544	171,711,025
Other Activities
NON-CURRENT
Intangible assets	442,131
Property, Plant and Equipment	688,840
TOTAL NON CURRENT ASSETS	1,130,971
Generation
NON-CURRENT
Intangible assets	76,127,819	77,553,246
Property, Plant and Equipment	38,970,336	34,779,796
TOTAL NON CURRENT ASSETS	115,098,155	112,333,042
Transmission
NON-CURRENT
Intangible assets	55,756	212,682
Contractual asset	53,567,662	56,683,696
TOTAL NON CURRENT ASSETS	R$ 53,623,418	56,896,378
Administration
NON-CURRENT
Intangible assets		407,345
Property, Plant and Equipment		2,074,260
TOTAL NON CURRENT ASSETS		R$ 2,481,605